UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Banks - 9.0%
Citigroup	12,613		526,593
JPMorgan Chase & Co.	22,498		1,332,332
PNC Financial Services Group	4,318		365,173
U.S. Bancorp	10,168		412,719
			2,636,817
Capital Goods - 7.5%
Honeywell International	4,698		526,411
Northrop Grumman	2,257		446,660
Raytheon	7,013		860,004
United Technologies	3,736		373,974
			2,207,049
Consumer Services - 1.4%
Carnival	7,899		416,830
Diversified Financials - 10.6%
Capital One Financial	5,919		410,246
Charles Schwab	12,844		359,889
E*TRADE Financial	13,081	[a]	320,354
Goldman Sachs Group	3,642		571,721
Morgan Stanley	18,987		474,865
Raymond James Financial	3,795		180,680
Synchrony Financial	12,825	[a]	367,565
Voya Financial	14,503		431,754
			3,117,074
Energy - 13.0%
EOG Resources	13,225		959,870
Occidental Petroleum	20,008		1,369,147
Phillips 66	6,847		592,882
Pioneer Natural Resources	2,644		372,117
Schlumberger	7,259		535,351
			3,829,367
Exchange-Traded Funds - .7%
iShares Russell 1000 Value ETF	2,024		199,991
Food & Staples Retailing - .7%
CVS Health	2,041		211,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.4%
Coca-Cola	10,512		487,652
ConAgra Foods	9,861		439,998
Kellogg	4,212		322,429
Molson Coors Brewing, Cl. B	6,147		591,218
Mondelez International, Cl. A	4,842		194,261
PepsiCo	4,148		425,087
			2,460,645
Health Care Equipment & Services - 3.6%
Boston Scientific	16,857	[a]	317,080
Express Scripts Holding	2,143	[a]	147,203
UnitedHealth Group	4,596		592,424
			1,056,707
Insurance - 7.6%
Allstate	2,185		147,203
American International Group	8,643		467,154
Chubb	3,734		444,906
FNF Group	4,211		142,753
Hartford Financial Services Group	8,015		369,331
Prudential Financial	8,932		645,069
			2,216,416
Materials - 5.6%
CF Industries Holdings	10,665		334,241
Dow Chemical	5,688		289,292
Mosaic	3,905		105,435
Newmont Mining	2,724		72,404
Packaging Corporation of America	4,342		262,257
Vulcan Materials	5,628		594,148
			1,657,777
Media - 5.2%
CBS, Cl. B	3,378		186,094
Interpublic Group of Cos.	13,201		302,963
Omnicom Group	5,503		458,015
Time Warner	6,087		441,612
Viacom, Cl. B	3,678		151,828
			1,540,512
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
Bristol-Myers Squibb	3,342		213,487
Eli Lilly & Co.	3,404		245,122
Merck & Co.	10,068		532,698

Common Stocks - 99.6% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 6.4% (continued)
Pfizer	29,794		883,094
			1,874,401
Real Estate - 1.0%
Communications Sales & Leasing	12,784	[b]	284,444
Retailing - .6%
Staples	14,703		162,174
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials	29,832		631,842
Microchip Technology	11,517	[c]	555,119
Texas Instruments	7,139		409,921
			1,596,882
Software & Services - 3.8%
Alphabet, Cl. A	373	[a]	284,562
Citrix Systems	2,801	[a]	220,103
Oracle	14,704		601,541
			1,106,206
Technology Hardware & Equipment - 5.2%
Apple	4,461		486,204
Cisco Systems	36,635		1,042,998
			1,529,202
Telecommunication Services - 2.9%
AT&T	21,451		840,236
Transportation - 1.0%
Delta Air Lines	5,888		286,628
Total Common Stocks (cost $26,379,109)			29,231,071
Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $569,543)	569,543	[d]	569,543
Total Investments (cost $26,948,652)	101.6%		29,800,614
Liabilities, Less Cash and Receivables	(1.6%)		(462,237)
Net Assets	100.0%		29,338,377

ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Investment in real estate investment trust.
[c] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $549,528 and the value of the collateral held by the fund was $569,543.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Energy	13.0
Diversified Financials	10.6
Banks	9.0
Food, Beverage & Tobacco	8.4
Insurance	7.6
Capital Goods	7.5
Pharmaceuticals, Biotechnology & Life Sciences	6.4
Materials	5.6
Semiconductors & Semiconductor Equipment	5.4
Media	5.2
Technology Hardware & Equipment	5.2
Software & Services	3.8
Health Care Equipment & Services	3.6
Telecommunication Services	2.9
Money Market Investment	2.0
Consumer Services	1.4
Real Estate	1.0
Transportation	1.0
Exchange-Traded Funds	.7
Food & Staples Retailing	.7
Retailing	.6
101.6

† Based on net assets.
See notes to financial statements

STATEMENT OF INVESTMENTS
Dreyfus Core Value Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	29,031,080	-	-	29,031,080
Exchange-Traded Funds	199,991	-	-	199,991
Mutual Funds	569,543	-	-	569543

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $2,851,962, consisting of $3,966,664 gross unrealized appreciation and $1,114,702 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus MidCap Stock Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Banks - 4.5%
Associated Banc-Corp	109,675		1,967,569
BancorpSouth	74,450		1,586,530
Cathay General Bancorp	70,125		1,986,641
Commerce Bancshares	4,980		223,851
Cullen/Frost Bankers	16,850	[a]	928,604
East West Bancorp	15,625		507,500
First Horizon National	31,800		416,580
			7,617,275
Capital Goods - 9.8%
Allison Transmission Holdings	76,450		2,062,621
BWX Technologies	56,150		1,884,394
GATX	36,975	[a]	1,756,312
HD Supply Holdings	35,625	[b]	1,178,119
Huntington Ingalls Industries	4,325		592,266
KBR	58,325		902,871
Lennox International	20,125		2,720,699
Owens Corning	34,350		1,624,068
Spirit AeroSystems Holdings, Cl. A	44,525	[b]	2,019,654
Wabtec	25,000	[a]	1,982,250
			16,723,254
Commercial & Professional Services - 1.4%
Deluxe	38,600		2,412,114
Consumer Durables & Apparel - 5.2%
Brunswick	56,000		2,686,880
NVR	1,640	[b]	2,841,136
Tempur Sealy International	42,650	[b]	2,592,693
TRI Pointe Group	59,425	[b]	700,027
			8,820,736
Consumer Services - 3.4%
Brinker International	40,300		1,851,785
Darden Restaurants	32,125		2,129,887
Jack in the Box	13,700		875,019
ServiceMaster Global Holdings	17,350	[b]	653,748
Wyndham Worldwide	4,600		351,578
			5,862,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Diversified Financials - 3.5%
Affiliated Managers Group	13,980	[b]	2,270,352
CBOE Holdings	11,425		746,395
SEI Investments	57,700		2,483,985
T. Rowe Price Group	2,375		174,468
Waddell & Reed Financial, Cl. A	12,975		305,432
			5,980,632
Energy - 5.0%
Dril-Quip	36,600	[b]	2,216,496
HollyFrontier	15,600		550,992
Oceaneering International	35,175		1,169,217
Tesoro	8,325		716,033
Western Refining	40,900		1,189,781
World Fuel Services	56,550		2,747,199
			8,589,718
Food & Staples Retailing - .6%
SUPERVALU	166,775	[b]	960,624
Food, Beverage & Tobacco - 3.7%
Boston Beer, Cl. A	5,045	[a,b]	933,678
Dean Foods	116,600	[a]	2,019,512
Ingredion	30,750		3,283,792
			6,236,982
Health Care Equipment & Services - 7.2%
Allscripts Healthcare Solutions	183,550	[b]	2,424,695
Centene	16,996	[b]	1,046,453
DENTSPLY SIRONA	16,175		996,865
Hologic	83,875	[b]	2,893,687
LifePoint Health	17,250	[b]	1,194,563
Teleflex	19,075		2,994,966
VCA	11,725	[b]	676,415
			12,227,644
Insurance - 5.5%
American Financial Group	4,175		293,795
Aspen Insurance Holdings	20,850		994,545
Everest Re Group	10,910		2,153,961
First American Financial	4,350		165,779
FNF Group	9,450		320,355
Primerica	40,325	[a]	1,795,672
Reinsurance Group of America	13,075		1,258,469
The Hanover Insurance Group	26,575		2,397,596
			9,380,172

Common Stocks - 98.7% (continued)	Shares		Value ($)
Materials - 6.4%
Bemis	15,600		807,768
Cabot	3,975		192,112
Crown Holdings	13,125	[b]	650,869
Minerals Technologies	26,000		1,478,100
PolyOne	34,975		1,057,994
Reliance Steel & Aluminum	43,450		3,006,305
Sealed Air	17,350		832,974
Steel Dynamics	70,725		1,592,020
Worthington Industries	34,875		1,242,945
			10,861,087
Media - .9%
New York Times, Cl. A	124,025		1,545,352
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
Agilent Technologies	23,150		922,528
Charles River Laboratories International	31,150	[b]	2,365,531
Mettler-Toledo International	9,490	[b]	3,271,772
United Therapeutics	1,175	[b]	130,930
			6,690,761
Real Estate - 9.1%
Camden Property Trust	14,675	[c]	1,234,021
General Growth Properties	72,425	[c]	2,153,195
Hospitality Properties Trust	93,375	[c]	2,480,040
Kilroy Realty	20,575	[c]	1,272,975
Lamar Advertising, Cl. A	45,575		2,802,862
Taubman Centers	37,075	[c]	2,640,852
Weingarten Realty Investors	76,550	[c]	2,872,156
			15,456,101
Retailing - 3.3%
Big Lots	52,600		2,382,254
Foot Locker	40,600		2,618,700
GNC Holdings, Cl. A	14,900		473,075
O'Reilly Automotive	760	[b]	207,982
			5,682,011
Semiconductors & Semiconductor Equipment - 1.2%
Integrated Device Technology	101,225	[b]	2,069,039
Software & Services - 9.3%
ANSYS	6,475	[b]	579,254
Citrix Systems	28,825	[b]	2,265,068
Computer Sciences	33,650		1,157,224
Convergys	54,075		1,501,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Software & Services - 9.3% (continued)
CoreLogic	49,050	[b]	1,702,035
DST Systems	23,594		2,660,695
NeuStar, Cl. A	50,900	[a,b]	1,252,140
Nuance Communications	114,375	[b]	2,137,669
WEX	31,350	[b]	2,613,336
			15,869,084
Technology Hardware & Equipment - 5.4%
Arrow Electronics	21,575	[b]	1,389,646
Ciena	119,900	[b]	2,280,498
Ingram Micro, Cl. A	37,475		1,345,727
InterDigital	16,900	[a]	940,485
Jabil Circuit	11,425		220,160
NCR	100,225	[b]	2,999,734
			9,176,250
Telecommunication Services - .6%
CenturyLink	34,875	[a]	1,114,605
Transportation - 3.6%
Alaska Air Group	41,450	[a]	3,399,729
JetBlue Airways	132,400	[b]	2,796,288
			6,196,017
Utilities - 5.2%
FirstEnergy	64,325		2,313,770
Great Plains Energy	55,350		1,785,037
NiSource	63,350		1,492,526
Westar Energy	64,850		3,217,208
			8,808,541
Total Common Stocks (cost $152,609,010)			168,280,016
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,023,403)	2,023,403	[d]	2,023,403
Investment of Cash Collateral for Securities Loaned - 5.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $9,609,167)	9,609,167	[d]	9,609,167
Total Investments (cost $164,241,580)	105.5%		179,912,586
Liabilities, Less Cash and Receivables	(5.5%)		(9,457,460)
Net Assets	100.0%		170,455,126

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $13,393,875 and the value of the collateral held by the fund was $13,757,476, consisting of cash collateral of $9,609,167 and U.S. Government & Agency securities valued at $4,148,309.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	9.8
Software & Services	9.3
Real Estate	9.1
Health Care Equipment & Services	7.2
Money Market Investments	6.8
Materials	6.4
Insurance	5.5
Technology Hardware & Equipment	5.4
Consumer Durables & Apparel	5.2
Utilities	5.2
Energy	5.0
Banks	4.5
Pharmaceuticals, Biotechnology & Life Sciences	3.9
Food, Beverage & Tobacco	3.7
Transportation	3.6
Diversified Financials	3.5
Consumer Services	3.4
Retailing	3.3
Commercial & Professional Services	1.4
Semiconductors & Semiconductor Equipment	1.2
Media	.9
Food & Staples Retailing	.6
Telecommunication Services	.6
105.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus MidCap Stock Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	168,280,016	-	-	168,280,016
Mutual Funds	11,632,570	-	-	11,632,570

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $15,671,006, consisting of $23,210,265 gross unrealized appreciation and $7,539,259 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Automobiles & Components - 1.1%
Dorman Products	14,948	[a,b]	813,470
Drew Industries	10,776		694,621
Gentherm	18,125	[b]	753,819
Motorcar Parts of America	8,669	[b]	329,249
Standard Motor Products	8,865		307,172
Superior Industries International	9,364		206,757
Winnebago Industries	15,982	[a]	358,796
			3,463,884
Banks - 9.8%
Ameris Bancorp	13,353		394,982
Astoria Financial	40,496		641,457
Banc of California	22,063		386,103
Bank Mutual	17,615		133,346
Banner	8,397		353,010
BBCN Bancorp	40,176		610,273
BofI Holding	28,989	[a,b]	618,625
Boston Private Financial Holdings	35,417		405,525
Brookline Bancorp	30,001		330,311
Cardinal Financial	18,785		382,275
Central Pacific Financial	19,275		419,617
City Holding	7,252		346,501
Columbia Banking System	29,912		894,967
Community Bank System	20,435		780,821
CVB Financial	51,286		894,941
Dime Community Bancshares	15,805		278,484
First BanCorp	57,223	[b]	167,091
First Commonwealth Financial	49,993		442,938
First Financial Bancorp	33,441		607,957
First Financial Bankshares	35,336		1,045,239
First Midwest Bancorp	41,441		746,767
First NBC Bank Holding	8,009	[b]	164,905
Glacier Bancorp	37,012		940,845
Hanmi Financial	19,894		438,066
Home BancShares	30,396		1,244,716
Independent Bank	13,231		608,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Banks - 9.8% (continued)
LegacyTexas Financial Group	19,554		384,236
LendingTree	3,857	[a,b]	377,137
MB Financial	31,465	[a]	1,021,039
National Penn Bancshares	69,050	[a]	734,692
NBT Bancorp	17,984		484,669
Northfield Bancorp	24,709		406,216
Northwest Bancshares	56,032	[a]	756,992
OFG Bancorp	12,272		85,781
Old National Bancorp	60,993	[a]	743,505
Oritani Financial	23,860		404,904
Pinnacle Financial Partners	17,239		845,745
Provident Financial Services	24,681		498,309
S&T Bancorp	15,612		402,165
Simmons First National, Cl. A	14,022		631,972
Southside Bancshares	8,277		215,781
Sterling Bancorp	54,574		869,364
Talmer Bancorp, Cl. A	29,253		529,187
Texas Capital Bancshares	21,262	[b]	816,036
Tompkins Financial	7,308		467,712
TrustCo Bank	58,886		356,849
UMB Financial	19,270		994,910
United Bankshares	29,790		1,093,293
United Community Banks	29,602		546,749
Walker & Dunlop	12,132	[b]	294,444
Westamerica Bancorporation	11,136	[a]	542,435
Wilshire Bancorp	40,856		420,817
Wintrust Financial	22,793		1,010,642
			30,213,440
Capital Goods - 9.9%
AAON	17,116		479,248
AAR	17,604		409,645
Actuant, Cl. A	29,151		720,321
Aegion	22,030	[b]	464,613
Aerojet Rocketdyne Holdings	33,254	[b]	544,701
AeroVironment	7,890	[b]	223,445
Albany International, Cl. A	15,676		589,261
American Science & Engineering	4,131	[a]	114,387
American Woodmark	6,865	[b]	512,060
Apogee Enterprises	15,815		694,120
Applied Industrial Technologies	20,154		874,684

Common Stocks - 98.9% (continued)	Shares		Value ($)
Capital Goods - 9.9% (continued)
Astec Industries	7,858		366,733
AZZ	12,481		706,425
Barnes Group	25,855		905,701
Briggs & Stratton	24,871		594,914
Chart Industries	14,393	[b]	312,616
CIRCOR International	7,182		333,173
Comfort Systems USA	21,323		677,432
Cubic	11,798		471,448
DXP Enterprises	6,279	[b]	110,259
Dycom Industries	16,224	[a,b]	1,049,206
EMCOR Group	31,135		1,513,161
Encore Wire	10,871		423,208
EnerSys	22,640		1,261,501
Engility Holdings	5,727	[b]	107,439
EnPro Industries	9,723	[a]	560,823
ESCO Technologies	11,271		439,344
Federal Signal	35,475		470,399
Franklin Electric	20,099		646,585
General Cable	32,148		392,527
Gibraltar Industries	14,105	[b]	403,403
Griffon	19,395		299,653
Harsco	37,575		204,784
Hillenbrand	31,530		944,323
John Bean Technologies	13,870		782,407
Kaman	14,832		633,178
Lindsay	4,500	[a]	322,245
Lydall	8,786	[b]	285,721
Moog, Cl. A	17,771	[b]	811,779
Mueller Industries	30,371		893,515
MYR Group	6,829	[b]	171,476
National Presto Industries	2,856		239,161
PGT	21,567	[b]	212,219
Powell Industries	3,483		103,828
Proto Labs	11,461	[a,b]	883,528
Quanex Building Products	18,570		322,375
Simpson Manufacturing	21,980		838,977
SPX	19,563		293,836
SPX FLOW	19,563		490,640
Standex International	5,900		459,079
TASER International	25,426	[a,b]	499,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Capital Goods - 9.9% (continued)
Tennant	9,143		470,682
The Greenbrier Companies	13,689	[a]	378,364
Titan International	20,360	[a]	109,537
Trex	15,067	[b]	722,161
Universal Forest Products	10,561		906,345
Veritiv	3,815	[b]	142,147
Vicor	10,420	[b]	109,202
Watts Water Technologies, Cl. A	12,916		712,059
			30,615,115
Commercial & Professional Services - 4.8%
ABM Industries	25,891		836,538
Brady, Cl. A	24,552		658,976
CDI	8,644		54,284
Essendant	20,566		656,672
Exponent	11,986		611,406
G&K Services, Cl. A	9,255		677,929
Healthcare Services Group	33,753	[a]	1,242,448
Heidrick & Struggles International	7,267		172,228
Insperity	8,942		462,570
Interface	36,274		672,520
Kelly Services, Cl. A	11,908		227,681
Korn/Ferry International	25,364		717,548
Matthews International, Cl. A	14,866		765,153
Mobile Mini	20,762		685,561
Navigant Consulting	25,407	[b]	401,685
On Assignment	23,493	[b]	867,362
Resources Connection	17,719		275,708
Tetra Tech	31,647		943,714
The Brink's Company	23,268		781,572
TrueBlue	20,612	[b]	539,004
UniFirst	8,215		896,421
US Ecology	10,241		452,243
Viad	7,656		223,249
WageWorks	17,386	[b]	879,905
			14,702,377
Consumer Durables & Apparel - 3.8%
Arctic Cat	2,882	[a]	48,418
Callaway Golf	43,905		400,414
Crocs	32,093	[b]	308,735
Ethan Allen Interiors	13,118		417,415

Common Stocks - 98.9% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 3.8% (continued)
G-III Apparel Group	18,444	[b]	901,727
Helen of Troy	14,400	[b]	1,493,136
Iconix Brand Group	25,138	[b]	202,361
Installed Building Products	6,648	[b]	176,903
iRobot	14,489	[a,b]	511,462
La-Z-Boy	27,376		732,034
M/I Homes	10,923	[b]	203,714
Meritage Homes	17,121	[b]	624,232
Movado Group	10,636		292,809
Oxford Industries	8,117		545,706
Perry Ellis International	10,377	[b]	191,041
Steven Madden	26,830	[b]	993,783
Sturm Ruger & Co.	9,998	[a]	683,663
TopBuild	17,622		524,078
Tumi Holdings	26,946	[b]	722,692
Unifi	6,804	[b]	155,880
Universal Electronics	5,804	[b]	359,790
Vera Bradley	9,998	[b]	203,359
Wolverine World Wide	53,099		978,084
			11,671,436
Consumer Services - 3.8%
American Public Education	10,067	[b]	207,682
Belmond, Cl. A	43,295	[b]	410,870
Biglari Holdings	282	[b]	104,822
BJ's Restaurants	10,034	[b]	417,113
Bob Evans Farms	11,434		533,853
Boyd Gaming	39,672	[b]	819,624
Capella Education	5,943		312,840
Career Education	38,267	[b]	173,732
DineEquity	8,164		762,763
Interval Leisure Group	25,640	[a]	370,242
Marcus	10,120		191,774
Marriott Vacations Worldwide	12,929		872,707
Monarch Casino & Resort	3,539	[b]	68,869
Papa John's International	15,033	[a]	814,638
Pinnacle Entertainment	31,647	[b]	1,110,810
Popeyes Louisiana Kitchen	11,107	[b]	578,230
Red Robin Gourmet Burgers	6,919	[b]	446,068
Regis	18,112	[b]	275,121
Ruby Tuesday	27,633	[b]	148,666

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Consumer Services - 3.8% (continued)
Ruth's Hospitality Group	21,313		392,372
Scientific Games, Cl. A	24,975	[a,b]	235,514
Sonic	26,336		925,974
Strayer Education	5,599	[b]	272,951
Texas Roadhouse	29,529		1,286,874
			11,734,109
Diversified Financials - 2.6%
Calamos Asset Management, Cl. A	1,107		9,398
Cash America International	12,804		494,747
Encore Capital Group	10,038	[a,b]	258,378
Enova International	15,916	[b]	100,430
Evercore Partners, Cl. A	20,528		1,062,324
EZCORP, Cl. A	12,885	[b]	38,268
Financial Engines	27,806	[a]	873,943
First Cash Financial Services	13,511		622,317
Green Dot, Cl. A	20,248	[b]	465,097
Greenhill & Co.	15,438		342,724
HFF, Cl. A	19,347		532,623
Interactive Brokers Group, Cl. A	26,711		1,050,277
INTL. FCStone	7,343	[b]	196,278
Investment Technology Group	17,301		382,352
Piper Jaffray	8,031	[b]	398,016
PRA Group	25,343	[a,b]	744,831
Virtus Investment Partners	2,663		208,007
World Acceptance	5,401	[b]	204,806
			7,984,816
Energy - 2.5%
Archrock	30,134		241,072
Atwood Oceanics	28,168	[a]	258,301
Basic Energy Services	21,706	[a,b]	59,909
Bill Barrett	34,410	[a,b]	214,030
Bonanza Creek Energy	15,690	[a,b]	24,947
Bristow Group	18,037	[a]	341,260
CARBO Ceramics	9,127	[a]	129,603
Carrizo Oil & Gas	25,596	[a,b]	791,428
Cloud Peak Energy	59,020	[b]	115,089
Contango Oil & Gas	6,844	[b]	80,691
Era Group	6,067	[b]	56,908
Exterran	15,067		232,936
Geospace Technologies	4,197	[a,b]	51,791

Common Stocks - 98.9% (continued)	Shares		Value ($)
Energy - 2.5% (continued)
Green Plains	14,535		231,979
Gulf Island Fabrication	9,026		70,854
GulfMark Offshore, Cl. A	16,484	[a,b]	101,706
Helix Energy Solutions Group	46,804	[b]	262,102
Hornbeck Offshore Services	14,659	[b]	145,564
Matrix Service	12,187	[b]	215,710
Newpark Resources	45,369	[b]	195,994
Northern Oil and Gas	35,724	[a,b]	142,539
PDC Energy	22,010	[a,b]	1,308,494
Pioneer Energy Services	64,397	[b]	141,673
REX American Resources	3,697	[a,b]	205,073
Rex Energy	24,816	[a,b]	19,066
SEACOR Holdings	7,685	[b]	418,448
Stone Energy	41,381	[b]	32,691
Synergy Resources	48,435	[a,b]	376,340
Tesco	13,842		119,180
TETRA Technologies	36,899	[b]	234,309
Tidewater	22,610		154,426
Unit	25,115	[a,b]	221,263
US Silica Holdings	28,590	[a]	649,565
			7,844,941
Food & Staples Retailing - .3%
Andersons	10,195		320,225
SpartanNash	19,575		593,318
			913,543
Food, Beverage & Tobacco - 1.8%
B&G Foods	30,945		1,077,195
Calavo Growers	6,120		349,207
Cal-Maine Foods	17,066	[a]	885,896
Darling Ingredients	74,491	[b]	981,046
J&J Snack Foods	6,699		725,368
Sanderson Farms	9,108	[a]	821,359
Seneca Foods, Cl. A	3,166	[b]	109,987
Universal	12,469	[a]	708,364
			5,658,422
Health Care Equipment & Services - 8.5%
Abaxis	11,222		509,367
Aceto	13,725		323,361
Adeptus Health, Cl. A	5,798	[a,b]	322,021
Air Methods	18,032	[a,b]	653,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.5% (continued)
Almost Family	2,606	[b]	97,047
Amedisys	15,960	[b]	771,506
AMN Healthcare Services	23,317	[b]	783,684
Analogic	6,615		522,651
AngioDynamics	19,212	[b]	236,115
Anika Therapeutics	7,424	[b]	332,001
Cantel Medical	17,469		1,246,588
Chemed	8,902	[a]	1,205,776
Computer Programs & Systems	6,039	[a]	314,753
CONMED	12,530		525,508
CorVel	5,488	[b]	216,337
Cross Country Healthcare	14,363	[b]	167,042
CryoLife	6,121		65,801
Cynosure, Cl. A	10,480	[b]	462,378
Diplomat Pharmacy	17,404	[b]	476,870
Ensign Group	20,384		461,494
ExamWorks Group	18,026	[b]	532,849
Greatbatch	10,791	[b]	384,591
Haemonetics	26,227	[b]	917,420
HealthEquity	17,103	[a,b]	421,931
HealthStream	9,434	[b]	208,397
Healthways	14,821	[b]	149,544
HMS Holdings	42,387	[b]	608,253
ICU Medical	6,852	[b]	713,293
Inogen	8,580	[a,b]	385,928
Integra LifeSciences Holdings	13,485	[a,b]	908,350
Invacare	12,694	[a]	167,180
Kindred Healthcare	39,549		488,430
Landauer	6,668		220,511
LHC Group	6,943	[b]	246,893
Magellan Health	12,414	[b]	843,283
Masimo	23,969	[b]	1,002,863
Medidata Solutions	27,022	[b]	1,046,022
Meridian Bioscience	22,221		457,975
Merit Medical Systems	26,256	[b]	485,473
Natus Medical	16,722	[b]	642,626
Neogen	17,809	[b]	896,683
NuVasive	22,843	[b]	1,111,312
Omnicell	17,810	[b]	496,365
PharMerica	15,534	[b]	343,457

Common Stocks - 98.9% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.5% (continued)
Providence Service	4,627	[b]	236,301
Quality Systems	25,288		385,389
Select Medical Holdings	47,465	[b]	560,562
Surgical Care Affiliates	13,093	[b]	605,944
SurModics	10,348	[b]	190,507
U.S. Physical Therapy	5,913		294,053
Vascular Solutions	7,038	[b]	228,946
Zeltiq Aesthetics	15,879	[b]	431,274
			26,306,024
Household & Personal Products - .5%
Central Garden & Pet	10,134	[b]	165,590
Central Garden & Pet, Cl. A	12,436	[b]	202,582
Inter Parfums	8,636		266,852
Medifast	6,996		211,209
WD-40	6,864		741,381
			1,587,614
Insurance - 2.8%
American Equity Investment Life Holding	43,185		725,508
AMERISAFE	8,205		431,091
eHealth	4,785	[b]	44,931
Employers Holdings	18,822		529,651
HCI Group	6,900	[a]	229,770
Horace Mann Educators	19,176		607,687
Infinity Property & Casualty	4,637		373,279
Navigators Group	5,540	[b]	464,640
ProAssurance	24,407		1,234,994
RLI	17,619		1,178,006
Safety Insurance Group	5,840		333,230
Selective Insurance Group	28,568		1,045,874
Stewart Information Services	9,839		356,959
United Fire Group	10,733		470,320
United Insurance Holdings	7,720		148,301
Universal Insurance Holdings	19,640	[a]	349,592
			8,523,833
Materials - 4.7%
A. Schulman	13,905		378,494
AK Steel Holding	73,570	[a,b]	303,844
American Vanguard	14,007	[b]	221,030
Balchem	14,765		915,725
Boise Cascade	17,220	[b]	356,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Materials - 4.7% (continued)
Calgon Carbon	20,667		289,751
Century Aluminum	29,431	[b]	207,489
Chemours	81,322		569,254
Clearwater Paper	9,624	[b]	466,860
Deltic Timber	3,888		233,863
Flotek Industries	24,046	[a,b]	176,257
FutureFuel	16,711		197,023
Glatfelter	24,148		500,588
H.B. Fuller	26,215		1,112,827
Hawkins	2,487		89,756
Haynes International	4,806		175,419
Headwaters	39,507	[b]	783,819
Innophos Holdings	10,341		319,640
Innospec	11,621		503,887
Intrepid Potash	31,384	[b]	34,836
Kaiser Aluminum	9,625		813,697
KapStone Paper and Packaging	37,790		523,391
Koppers Holdings	13,220	[b]	297,053
Kraton Performance Polymers	20,006	[b]	346,104
LSB Industries	5,463	[a,b]	69,653
Materion	12,602		333,701
Myers Industries	13,112		168,620
Neenah Paper	8,473		539,391
Olympic Steel	10,589		183,296
Quaker Chemical	6,774		574,842
Rayonier Advanced Materials	23,957		227,592
Schweitzer-Mauduit International	17,040		536,419
Stepan	9,607		531,171
Stillwater Mining	56,070	[a,b]	597,145
SunCoke Energy	34,132		221,858
TimkenSteel	16,253	[a]	147,902
Tredegar	12,563		197,490
US Concrete	6,460	[b]	384,887
			14,531,372
Media - .7%
E.W. Scripps, Cl. A	21,943	[a]	342,091
Gannet Company	55,086		834,002
Harte-Hanks	25,401		64,265
Scholastic	12,033		449,673
Sizmek	12,022	[b]	34,864

Common Stocks - 98.9% (continued)	Shares		Value ($)
Media - .7% (continued)
World Wrestling Entertainment, Cl. A	18,289	[a]	322,984
			2,047,879
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Acorda Therapeutics	19,198	[a,b]	507,787
Affymetrix	38,856	[b]	544,373
Albany Molecular Research	12,458	[a,b]	190,483
AMAG Pharmaceuticals	16,973	[a,b]	397,168
ANI Pharmaceuticals	3,908	[a,b]	131,543
Cambrex	16,684	[b]	734,096
DepoMed	30,283	[a,b]	421,842
Emergent BioSolutions	15,856	[b]	576,366
Enanta Pharmaceuticals	6,595	[a,b]	193,695
Impax Laboratories	31,442	[b]	1,006,773
Lannett	13,421	[a,b]	240,639
Ligand Pharmaceuticals, Cl. B	9,615	[a,b]	1,029,670
Luminex	23,566	[b]	457,180
Medicines	32,686	[a,b]	1,038,434
MiMedx Group	49,242	[a,b]	430,375
Momenta Pharmaceuticals	27,726	[b]	256,188
Nektar Therapeutics	64,503	[b]	886,916
Phibro Animal Health, Cl. A	9,511	[a]	257,177
Prestige Brands Holdings	27,182	[b]	1,451,247
Repligen	14,915	[b]	400,020
Sagent Pharmaceuticals	8,613	[b]	104,820
Spectrum Pharmaceuticals	32,162	[a,b]	204,550
Supernus Pharmaceuticals	19,855	[b]	302,789
			11,764,131
Real Estate - 7.4%
Acadia Realty Trust	32,541	[c]	1,143,165
Agree Realty	7,730	[c]	297,373
American Assets Trust	21,679	[c]	865,426
Capstead Mortgage	42,404	[c]	419,376
CareTrust	23,066	[c]	292,938
Cedar Realty Trust	39,978	[c]	289,041
Chesapeake Lodging Trust	26,991	[c]	714,182
CoreSite Realty	13,672	[c]	957,177
Cousins Properties	107,803	[c]	1,118,995
DiamondRock Hospitality	106,650	[c]	1,079,298
EastGroup Properties	17,220	[c]	1,039,571
Education Realty Trust	29,301	[c]	1,218,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Real Estate - 7.4% (continued)
Forestar Group	12,186	[a,b]	158,905
Four Corners Property Trust	27,972	[c]	502,097
Franklin Street Properties	38,509	[c]	408,580
GEO Group	34,419		1,193,307
Getty Realty	14,441	[c]	286,365
Government Properties Income Trust	30,637	[a,c]	546,870
Kite Realty Group Trust	38,052	[c]	1,054,421
Lexington Realty Trust	113,914	[a,c]	979,660
LTC Properties	19,868	[c]	898,828
Medical Properties Trust	117,562	[c]	1,525,955
Parkway Properties	37,099	[c]	580,970
Pennsylvania Real Estate Investment Trust	30,807	[a,c]	673,133
PS Business Parks	10,484	[c]	1,053,747
RE/MAX Holdings, Cl. A	8,333		285,822
Retail Opportunity Investments	45,585	[c]	917,170
Sabra Health Care	31,344	[c]	629,701
Saul Centers	4,147	[c]	219,874
Summit Hotel Properties	48,729	[c]	583,286
Universal Health Realty Income Trust	7,725	[c]	434,531
Urstadt Biddle Properties, Cl. A	15,414	[c]	322,923
			22,691,609
Retailing - 5.2%
Asbury Automotive Group	13,667	[b]	817,833
Barnes & Noble	29,831		368,711
Barnes and Noble Education	13,722	[b]	134,476
Big 5 Sporting Goods	7,053		78,359
Blue Nile	5,303		136,340
Buckle	11,273		381,817
Caleres	22,092		624,983
Cato, Cl. A	13,321		513,525
Core-Mark Holding	10,897		888,759
Express	38,688	[b]	828,310
Finish Line, Cl. A	19,903		419,953
Five Below	26,282	[a,b]	1,086,498
Francesca's Holdings	21,881	[b]	419,240
Fred's, Cl. A	14,809		220,802
FTD Companies	6,030	[b]	158,288
Genesco	9,899	[b]	715,203
Group 1 Automotive	11,007		646,001
Haverty Furniture	7,864		166,402

Common Stocks - 98.9% (continued)	Shares		Value ($)
Retailing - 5.2% (continued)
Hibbett Sports	12,344	[a,b]	443,150
Kirkland's	7,728		135,317
Lithia Motors, Cl. A	11,688		1,020,713
Lumber Liquidators Holdings	11,003	[a,b]	144,359
MarineMax	9,543	[b]	185,802
Monro Muffler Brake	15,605		1,115,289
NutriSystem	13,248		276,486
Outerwall	10,078	[a]	372,785
PetMed Express	10,485	[a]	187,786
Rent-A-Center	25,792		408,803
Select Comfort	27,425	[b]	531,771
Sonic Automotive, Cl. A	12,992		240,092
Stage Stores	12,677	[a]	102,177
Stein Mart	8,459		62,004
Tailored Brands	24,577		439,928
The Children's Place	10,058		839,541
Tuesday Morning	18,405	[b]	150,553
Vitamin Shoppe	13,162	[a,b]	407,496
VOXX International	10,882	[b]	48,643
Zumiez	8,636	[a,b]	172,029
			15,890,224
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries	22,015	[b]	765,902
Brooks Automation	25,465		264,836
Cabot Microelectronics	13,246		541,894
CEVA	9,245	[b]	208,013
Cirrus Logic	31,501	[b]	1,146,951
Cohu	18,938		224,983
Diodes	15,385	[b]	309,239
DSP Group	18,203	[b]	166,011
Exar	27,334	[b]	157,171
Kopin	30,842	[b]	51,198
Kulicke & Soffa Industries	29,358	[b]	332,333
MKS Instruments	26,257		988,576
Monolithic Power Systems	17,103		1,088,435
Nanometrics	6,512	[b]	103,150
Power Integrations	13,355		663,209
Rambus	56,374	[b]	775,142
Rudolph Technologies	19,299	[b]	263,624
Semtech	29,625	[b]	651,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Tessera Technologies	26,143		810,433
Ultratech	10,042	[b]	219,317
Veeco Instruments	20,844	[b]	406,041
			10,137,912
Software & Services - 6.3%
Blackbaud	22,544		1,417,792
Blucora	21,556	[b]	111,229
Bottomline Technologies	18,351	[a,b]	559,522
CACI International, Cl. A	11,834	[b]	1,262,688
Cardtronics	24,077	[b]	866,531
Ciber	29,928	[b]	63,148
CSG Systems International	17,848		806,016
DHI Group	25,053	[b]	202,178
Ebix	11,643	[a]	474,918
Epiq Systems	17,541		263,466
ExlService Holdings	15,141	[b]	784,304
Forrester Research	5,683		191,006
Heartland Payment Systems	18,038		1,741,930
Interactive Intelligence Group	6,939	[b]	252,718
Liquidity Services	6,297	[b]	32,618
LivePerson	21,434	[b]	125,389
LogMeIn	12,614	[b]	636,502
ManTech International, Cl. A	11,333		362,543
MicroStrategy, Cl. A	5,018	[b]	901,835
Monotype Imaging Holdings	17,792		425,585
Monster Worldwide	49,087	[a,b]	160,024
NIC	27,621		498,007
Perficient	20,431	[b]	443,761
Progress Software	27,459	[b]	662,311
Qualys	11,665	[b]	295,241
QuinStreet	18,606	[b]	63,633
Rovi	40,271	[b]	825,958
Stamps.com	7,113	[b]	755,970
SYKES Enterprises	21,395	[b]	645,701
Synchronoss Technologies	19,862	[b]	642,337
Take-Two Interactive Software	40,941	[b]	1,542,247
Tangoe	12,372	[b]	97,615
TeleTech Holdings	10,706		297,199
VASCO Data Security International	15,995	[b]	246,323
Virtusa	13,751	[b]	515,112

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 6.3% (continued)
XO Group	12,908	[b]	207,173
			19,380,530
Technology Hardware & Equipment - 7.3%
ADTRAN	22,345		451,816
Agilysys	7,915	[b]	80,812
Anixter International	13,285	[b]	692,281
Badger Meter	6,158		409,569
Bel Fuse, Cl. B	5,345		78,037
Benchmark Electronics	25,241	[b]	581,805
Black Box	8,331		112,219
CalAmp	17,456	[b]	312,986
Checkpoint Systems	21,554	[b]	218,126
Coherent	12,007	[b]	1,103,443
Comtech Telecommunications	8,384		195,934
Cray	22,226	[b]	931,492
CTS	20,943		329,643
Daktronics	17,230		136,117
DTS	11,496	[b]	250,383
Electro Scientific Industries	10,296	[b]	73,616
Electronics For Imaging	21,576	[b]	914,607
ePlus	2,113	[b]	170,118
Fabrinet	12,962	[b]	419,321
FARO Technologies	6,099	[b]	196,449
Harmonic	35,310	[a,b]	115,464
II-VI	29,743	[b]	645,721
Insight Enterprises	21,039	[b]	602,557
Itron	17,122	[b]	714,330
Ixia	33,764	[b]	420,699
Littelfuse	11,349		1,397,175
Lumentum Holdings	21,088		568,743
Mercury Systems	15,749	[b]	319,705
Methode Electronics	19,588		572,753
MTS Systems	8,429		512,905
NETGEAR	15,847	[b]	639,743
Newport	18,938	[b]	435,574
OSI Systems	8,857	[b]	580,045
Park Electrochemical	9,316		149,149
Plexus	15,844	[b]	626,155
QLogic	41,434	[b]	556,873
Rofin-Sinar Technologies	16,782	[b]	540,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.3% (continued)
Rogers	8,273	[b]	495,305
Ruckus Wireless	41,442	[b]	406,546
Sanmina	41,379	[b]	967,441
ScanSource	11,543	[b]	466,106
Super Micro Computer	16,230	[b]	553,118
TTM Technologies	34,493	[b]	229,378
ViaSat	21,020	[a,b]	1,544,550
Viavi Solutions	114,237	[b]	783,666
			22,503,191
Telecommunication Services - 1.1%
8x8	39,934	[b]	401,736
Atlantic Tele-Network	6,116	[a]	463,776
Cincinnati Bell	112,928	[b]	437,031
Cogent Communications Holdings	20,143	[a]	786,181
Consolidated Communications Holdings	21,385		550,878
General Communication, Cl. A	18,218	[b]	333,754
Iridium Communications	38,733	[a,b]	304,829
Lumos Networks	5,197	[b]	66,729
Spok Holdings	10,227		179,075
			3,523,989
Transportation - 2.7%
Allegiant Travel	6,446		1,147,775
ArcBest	9,471		204,479
Atlas Air Worldwide Holdings	13,562	[b]	573,266
Celadon Group	8,513		89,216
Echo Global Logistics	10,026	[b]	272,306
Forward Air	13,573		615,128
Hawaiian Holdings	24,235	[b]	1,143,650
Heartland Express	25,801	[a]	478,609
Hub Group, Cl. A	19,114	[b]	779,660
Knight Transportation	27,453		717,896
Marten Transport	11,251		210,619
Matson	22,616		908,485
Roadrunner Transportation Systems	10,376	[b]	129,285
Saia	11,992	[b]	337,575
SkyWest	29,103		581,769
			8,189,718
Utilities - 4.2%
ALLETE	23,248		1,303,515
American States Water	17,049		671,049

Common Stocks - 98.9% (continued)	Shares		Value ($)
Utilities - 4.2% (continued)
Avista	30,538		1,245,340
California Water Service Group	23,371		624,473
El Paso Electric	20,256		929,345
Laclede Group	20,159		1,365,772
Northwest Natural Gas	14,924		803,657
NorthWestern	22,786		1,407,035
Piedmont Natural Gas	38,553		2,306,626
South Jersey Industries	34,059		968,979
southwest gas	22,532		1,483,732
			13,109,523
total common stocks (cost $229,684,853)			304,989,632
	Principal
short-term investments - .1%	Amount ($)		Value ($)
u.s. treasury bills;
0.31%, 6/23/16
(cost $204,855)	205,000	[d]	204,904
other investment - 1.0%	Shares		Value ($)
registered investment company;
dreyfus institutional preferred plus money market fund
(cost $3,226,708)	3,226,708	[e]	3,226,708
Investment of Cash Collateral for Securities Loaned - 8.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $24,961,760)	24,961,760	[e]	24,961,760
Total Investments (cost $258,078,176)	108.1%		333,383,004
Liabilities, Less Cash and Receivables	(8.1%)		(24,864,424)
Net Assets	100.0%		308,518,580

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $36,587,788 and the value of the collateral held by the fund was $37,233,422, consisting of cash collateral of $24,961,760 and U.S. Government & Agency securities valued at $12,271,662.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	9.9
Banks	9.8
Short-Term/Money Market Investments	9.2
Health Care Equipment & Services	8.5
Real Estate	7.4
Technology Hardware & Equipment	7.3
Software & Services	6.3
Retailing	5.2
Commercial & Professional Services	4.8
Materials	4.7
Utilities	4.2
Consumer Durables & Apparel	3.8
Consumer Services	3.8
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Transportation	2.7
Diversified Financials	2.6
Energy	2.5
Food, Beverage & Tobacco	1.8
Automobiles & Components	1.1
Telecommunication Services	1.1
Media	.7
Household & Personal Products	.5
Food & Staples Retailing	.3
108.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	303,827,108	-	-	303,827,108
Equity Securities—
Foreign Common
Stocks†	1,162,524	-	-	1,162,524
Mutual Funds	28,188,468	-	-	28,188,468
U.S. Treasury	-	204,904	-	204,904
Other Financial
Instruments:
Financial Futures††	115,850	-	-	115,850

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	03/31/2016	($)

Financial Futures Long
Russell 2000 Mini	31	3,439,760	June 2016	115,850
Gross Unrealized Appreciation				115,850

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At March 31, 2016, accumulated net unrealized appreciation on investments was $75,304,828, consisting of $95,723,924 gross unrealized appreciation and $20,419,096 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Investment Portfolios, Technology Growth Portfolio

March 31, 2016 (Unaudited)

Common Stocks - 90.9%	Shares		Value ($)
Application Software - 17.7%
Adobe Systems	69,289	[a]	6,499,308
Citrix Systems	172,216	[a]	13,532,733
salesforce.com	210,718	[a]	15,557,310
Splunk	169,497	[a]	8,293,488
Workday, Cl. A	149,151	[a,b]	11,460,763
			55,343,602
Automobile Manufacturers - 1.3%
Tesla Motors	17,656	[a,b]	4,056,819
Communications Equipment - 5.0%
Cisco Systems	551,162		15,691,582
Computer Storage & Peripherals - 3.7%
Apple	106,611		11,619,533
Data Processing & Outsourced Services - 7.2%
Paychex	136,014		7,346,116
Visa, Cl. A	195,887		14,981,438
			22,327,554
Electronic Components - 4.1%
Amphenol, Cl. A	220,916		12,773,363
Internet Retail - 8.6%
Amazon.com	27,466	[a]	16,304,916
Netflix	103,499	[a,b]	10,580,703
			26,885,619
Internet Software & Services - 15.0%
Alphabet, Cl. A	11,104	[a]	8,471,242
Alphabet, Cl. C	15,892	[a]	11,838,745
Facebook, Cl. A	171,984	[a]	19,623,374
Tencent Holdings	329,900		6,736,342
			46,669,703
IT Consulting & Other Services - 4.8%
Cognizant Technology Solutions, Cl. A	239,490	[a]	15,016,023
Semiconductor Equipment - 17.0%
Broadcom	95,050		14,685,225
Cavium	100,573	[a]	6,151,045
Microchip Technology	206,405	[b]	9,948,721
NXP Semiconductors	121,144	[a]	9,821,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
Semiconductor Equipment - 17.0% (continued)
Texas Instruments	214,028		12,289,488
			52,895,623
Systems Software - 6.5%
Oracle	321,237		13,141,806
Palo Alto Networks	44,285	[a]	7,224,655
			20,366,461
Total Common Stocks (cost $221,252,139)			283,645,882
Other Investment - 9.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $28,797,612)	28,797,612	[c]	28,797,612
Investment of Cash Collateral for Securities Loaned - 7.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $24,368,547)	24,368,547	[c]	24,368,547
Total Investments (cost $274,418,298)	107.9%		336,812,041
Liabilities, Less Cash and Receivables	(7.9%)		(24,764,899)
Net Assets	100.0%		312,047,142

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $34,528,278 and the value of the collateral held by the fund was $35,215,169, consisting of cash collateral of $24,368,547 and U.S. Government & Agency securities valued at $10,846,622.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Application Software	17.7
Money Market Investments	17.0
Semiconductor Equipment	17.0
Internet Software & Services	15.0
Internet Retail	8.6
Data Processing & Outsourced Services	7.2
Systems Software	6.5
Communications Equipment	5.0
IT Consulting & Other Services	4.8
Electronic Components	4.1
Computer Storage & Peripherals	3.7
Automobile Manufacturers	1.3
107.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	252,403,171	-	-	252,403,171
Equity Securities—
Foreign Common
Stocks†	31,242,711	-	-	31,242,711
Mutual Funds	53,166,159	-	-	53,166,159

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $62,393,743, consisting of $67,780,069 gross unrealized appreciation and $5,386,326 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)